Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Apr. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consist of the following:
	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Wages and paid leave	¥45,612	¥49,199	$312
Asset retirement obligation	33,852	—	—
Other	67,851	46,983	298
Total	¥147,315	¥96,182	$610